SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2023
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipmment useful life	3 years 3 months 18 days
Fixtures Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipmment useful life	5 years